SCHEDULE OF DEPRECIATION AND AMORTIZATION EXPENSE (Details) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023 [1]	Dec. 31, 2022 [1]
Segment Reporting Information [Line Items]
Total Company	$ 379,208		$ 248,730		$ 684,151		$ 368,556		$ 929,454	$ 325,382
Trucking [Member]
Segment Reporting Information [Line Items]
Total Company	203,529	[2]	248,730	[2]	332,793	[2]	368,556	[2]	492,770	325,382
Digester [Member]
Segment Reporting Information [Line Items]
Total Company	175,679				351,358				436,684
Corporate Segment and Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Total Company

[1]	Depreciation expense of $
[2]	Depreciation and amortization expense of $